UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: One Vine Street

         London, United Kingdom  W1J 0AH

13F File Number:  28-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700

Signature, Place, and Date of Signing:

     /s/ David Blood     London, UK     November 10, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $2,695,356 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106    60061   389243 SH       SOLE                   302952    23869    62422
AMDOCS LTD                     ORD              G02602103   157903  5608584 SH       SOLE                  4362901   348959   896724
AUTODESK INC                   COM              052769106    14323   448000 SH       SOLE                   448000        0        0
BARD C R INC                   COM              067383109   105635  1320624 SH       SOLE                  1028466    82463   209695
BECTON DICKINSON & CO          COM              075887109   202022  2775352 SH       SOLE                  2158203   172923   444226
BLACKBAUD INC                  COM              09227Q100    59420  2516246 SH       SOLE                  1960276   155610   400360
BROWN & BROWN INC              COM              115236101    86409  4356730 SH       SOLE                  3395007   271263   690460
DEERE & CO                     COM              244199105    71579  1044137 SH       SOLE                   814340    64237   165560
EBAY INC                       COM              278642103    84524  3526362 SH       SOLE                  2748335   219168   558859
ECOLAB INC                     COM              278865100    57645  1156394 SH       SOLE                   900248    71174   184972
FIRST SOLAR INC                COM              336433107    64126   442989 SH       SOLE                   344837    27226    70926
GREENHILL & CO INC             COM              395259104   107155  1375063 SH       SOLE                  1070470    84318   220275
JONES LANG LASALLE INC         COM              48020Q107    98057  1157015 SH       SOLE                   901940    71710   183365
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    56455   732760 SH       SOLE                   570992    45647   116121
NORTHERN TR CORP               COM              665859104   197868  4176167 SH       SOLE                  3277665   262891   635611
PAYCHEX INC                    COM              704326107   157210  5820951 SH       SOLE                  4530090   357447   933414
PLUM CREEK TIMBER CO INC       COM              729251108   121286  3488784 SH       SOLE                  2937707   186705   364372
PRICE T ROWE GROUP INC         COM              74144T108    70358  1432166 SH       SOLE                  1190157        0   242009
QUALCOMM INC                   COM              747525103   150365  3392242 SH       SOLE                  2645118   208725   538399
QUANTA SVCS INC                COM              74762E102   132011  7030536 SH       SOLE                  5633571   392965  1004000
SCHEIN HENRY INC               COM              806407102   175401  3047718 SH       SOLE                  2372035   187518   488165
SOLERA HOLDINGS INC            COM              83421A104    59018  1360326 SH       SOLE                  1058616    83545   218165
STRAYER ED INC                 COM              863236105    65359   381256 SH       SOLE                   297397    23381    60478
VARIAN MED SYS INC             COM              92220P105   194253  3268170 SH       SOLE                  2543653   200409   524108
VERISK ANALYTICS INC           CL A             92345Y106    85403  3103891 SH       SOLE                  2418467   193584   491840
VISA INC                       COM CL A         92826C839    61510   843103 SH       SOLE                   656196    51700   135207